PRODUCT REVENUE	12 Months Ended
Dec. 31, 2011
PRODUCT REVENUE
PRODUCT REVENUE

Note 10—PRODUCT REVENUE

	Year Ended December 31
	2009	2010	2011
	RMB	RMB	RMB	US$
Media products	1,297,120	1,863,431	2,457,423	390,445
General merchandise	152,976	392,090	1,094,087	173,833

	1,450,096	2,255,521	3,551,510	564,278